Operating Leases (Tables) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC)	6 Months Ended
Jun. 30, 2018
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consists of the following at June 30, 2018:

Years Ending December 31,	Amount

2018 (six months)	$396,252
2019	795,707
2020	760,101
2021	638,582
2022	641,947
Thereafter	1,651,213
Total	$4,883,802

Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Schedule of Future Minimum Lease Payments

The required future minimum lease payments under the remaining non-cancelable operating leases consisted of the following at June 30, 2018:

Years Ending December 31,

2018 (six months)	$36,252
2019	57,252
2020	33,250
2021	4,500
$131,254